NET INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Jun. 30, 2016
Receivables [Abstract]
Schedule of Future Minimum Lease Receipts

Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

June 30, 2016
Within 1 year	$30,392,835
2 years	29,717,258
3 years	20,862,739
4 years	2,592,227
5 years	2,271,173
Total minimum lease receipts	85,836,232
Less: amount representing interest	(10,272,223)
Present value of minimum lease receivable	$75,564,009

Summary of the Components of the Jinshang Leasing's Net Investment in Direct Financing Leases

Following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2016 and 2015:

	June 30, 2016	June 30, 2015
Total minimum lease payments to be received	$85,836,232	$30,240,137
Less: Amounts representing estimated executory costs	-	-
Minimum lease payments receivable	85,836,232	30,240,137
Less: Allowance for uncollectible receivables	(858,362)	(302,401)
Net minimum lease payment receivable	84,977,870	29,937,736
Estimated residual value of leased property	-	-
Less: unearned income	(10,272,223)	(4,108,681)
Net investment in direct financing leases	$74,705,647	$25,829,055

Schedule of Allowance for Uncollectible and Minimum Lease Payments Receivables

The allowance for uncollectible and minimum lease payments receivables in direct financing leases for the years ended June 30, 2016 and 2015 were as following:

	For the years ended
	June 30, 2016	June 30, 2015

Allowance for uncollectible at the beginning of period	$302,401	$1,238,685
Provision for lease payment receivable	597,444	70,467
Direct write-downs charged against the allowance	-	(1,011,999)
Allowance to charge off direct financing lease interest income	-	-
Recoveries of amounts previously charged off	-	-
Effect of foreign currency translation	(41,483)	5,248
Allowance for uncollectible at the end of year	$858,362	$302,401
Individually evaluated for impairment	$-	$-
Collectively evaluated for impairment	858,362	302,401
Allowance for uncollectible at the end of year	$858,362	$302,401
Minimum lease payments receivable
collectively evaluated for impairment	$85,836,232	$30,240,137
Individually evaluated for impairment	-	-
Ending balance	$85,836,232	$30,240,137

Summary of Risk Classification of Direct Financing Lease Receivables	The risk classification of direct financing lease receivables is as follows:
	June 30, 2016	June 30, 2015

Normal	$85,836,232	$30,240,137
Abnormal	-	-
Total	$85,836,232	$30,240,137